Assets and liabilities included in disposal group classified as held for sale (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Assets And Liabilities Classified As Held For Sale [Line Items]
Other assets	£ 3,650	£ 3,250
Total assets classified as held for sale	5,932	9,854
Other liabilities	7,831	7,904
Provisions	766	736
Total liabilities classified as held for sale	0	3,726
Net assets classified as held for sale	5,932	6,128
Disposal groups classified as held for sale
Disclosure Of Assets And Liabilities Classified As Held For Sale [Line Items]
Loans and advances to customers	5,801	9,544
Intangible assets	11	25
Property, plant and equipment	0	24
Other assets	120	261
Deposits from customers	0	3,647
Other liabilities	0	77
Provisions	£ 0	£ 2